Restricted Cash, Deposits and Marketable Securities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Bonds coupon rate	3.389%	3.389%
Bonds Maturity date	Dec. 30, 2018	Dec. 30, 2018
Bonds rating	Baa3	Baa3
Annual interest rate	2.30%	1.50%
WACHOVIA [Member]
Disclosure of financial assets [line items]
Bonds coupon rate		4.435%
Bonds Maturity date		Dec. 30, 2020
Bonds rating		Baa3
Annual interest rate		5.80%